Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,274,379.74

Principal:
Principal Collections	$14,299,420.53
Prepayments in Full	$7,091,091.77
Liquidation Proceeds	$311,886.59
Recoveries	$103,601.63
Sub Total	$21,806,000.52
Collections	$23,080,380.26

Purchase Amounts:
Purchase Amounts Related to Principal	$447,307.75
Purchase Amounts Related to Interest	$2,922.61
Sub Total	$450,230.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,530,610.62

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,530,610.62
Servicing Fee	$330,049.02	$330,049.02	$0.00	$0.00	$23,200,561.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,200,561.60
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,200,561.60
Interest - Class A-3 Notes	$94,424.18	$94,424.18	$0.00	$0.00	$23,106,137.42
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$23,004,202.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,004,202.42
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$22,947,594.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,947,594.59
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$22,905,440.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,905,440.26
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$22,848,580.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,848,580.93
Regular Principal Payment	$21,466,361.04	$21,466,361.04	$0.00	$0.00	$1,382,219.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,382,219.89
Residual Released to Depositor	$0.00	$1,382,219.89	$0.00	$0.00	$0.00
Total		$23,530,610.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,466,361.04
Total					$21,466,361.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,466,361.04	$45.52	$94,424.18	$0.20	$21,560,785.22	$45.72
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$21,466,361.04	$14.31	$351,980.67	$0.23	$21,818,341.71	$14.54

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$169,117,935.42	0.3586046	$147,651,574.38	0.3130865
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$382,247,935.42	0.2548778	$360,781,574.38	0.2405644

Pool Information
Weighted Average APR	3.998%	4.000%
Weighted Average Remaining Term	31.02	30.21
Number of Receivables Outstanding	31,350	30,400
Pool Balance	$396,058,827.41	$373,675,837.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$382,247,935.42	$360,781,574.38
Pool Factor	0.2593707	0.2447125

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$12,894,263.14
Targeted Overcollateralization Amount	$12,894,263.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,894,263.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$233,283.25
(Recoveries)		105	$103,601.63
Net Loss for Current Collection Period			$129,681.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3929%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3293%
Second Preceding Collection Period			0.6487%
Preceding Collection Period			0.2489%
Current Collection Period			0.4043%
Four Month Average (Current and Preceding Three Collection Periods)			0.4078%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,899	$8,379,107.29
(Cumulative Recoveries)			$1,013,403.38
Cumulative Net Loss for All Collection Periods			$7,365,703.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4824%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,149.04
Average Net Loss for Receivables that have experienced a Realized Loss			$1,889.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	402	$6,626,735.95
61-90 Days Delinquent	0.27%	57	$1,007,529.61
91-120 Days Delinquent	0.05%	12	$187,016.95
Over 120 Days Delinquent	0.28%	47	$1,028,453.67
Total Delinquent Receivables	2.37%	518	$8,849,736.18

Repossession Inventory:
Repossessed in the Current Collection Period		22	$392,056.62
Total Repossessed Inventory		29	$551,587.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3361%
Preceding Collection Period			0.2967%
Current Collection Period			0.3816%
Three Month Average			0.3381%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer